Other current liabilities (Details) - Schedule of composition of other current liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Composition Of Other Current Liabilities Abstract
Unpaid salary and salary related expenses	$ 12,077	$ 15,620
Unpaid tax relating to SARs settlements	13,080
Accrued interest and financial fees	2,264	2,249
Accrued payables to commercial partners	34,194
Accrued vacation leave	5,327	5,025
Employee incentive plan	4,220	12,433
Accrued expenses	14,519	18,720
Total	$ 85,681	$ 54,047